TYPE		13F-hr
PERIOD		6/30/01
FILER
	CIK	0001139480
	CCC	@kgdeu6n

SUBMISSION-CONTACT
	NAME	Carol Sullivan
	PHONE	410-653-8198

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM  13F

FORM 13F COVER PAGE

Report of the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [     ];  Amendment  Number:
This Amendment (Check only one):   [     ] is a restatement
        			   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wagner Capital Management Corp
Address:		1838 Greene Tree Road, Suite 280
		Baltimore, Maryland 21208

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Carol Sullivan
Title:		Administrator
Phone:		410-653-7979
Signature, Place, and Data of Signing:

		Carol Sullivan          Baltimore, Maryland   July 24, 2001

Report Type (Check only one):

[  X  ]		13F HOLDINGS REPORTS

[      ]	13 F NOTICE

[      ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

	None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:  		55

Form 13F Information Table Value Total:  		143730


List of Other Included Managers:

	None

				   					SH/	PUT/	INVSTMT	OTHER	VOTING
NAME OF ISSUER			CLASS	CUSIP #		VALUE  SHARES	PRN	CALL	DSCRETN	MGRS	AUTHO

ABBOTT LABS			COM	002824100	1368	28494	SH		SOLE		SOLE
AGILENT TECHNOLOGIES INC	COM	00846U101	987	30397	SH		SOLE		SOLE
AMERICAN EXPRESS COMPANY	COM	025816109	2016	51978	SH		SOLE		SOLE
AMERICAN HOME PRODUCTS	COM	026609107	2055	35167	SH		SOLE		SOLE
AOL TIME WARNER		COM	00184A105	1322	24960	SH		SOLE		SOLE
BRISTOL MYERS SQUIBB		COM	110122108	2249	43010	SH		SOLE		SOLE
CHARLES SCHWAB & CO INC	COM	808513105	711	46532	SH		SOLE		SOLE
CISCO SYSTEMS INC		COM	17275R102	2525	138761	SH		SOLE		SOLE
CITIGROUP INC			COM	17296710	4631	87652	SH		SOLE		SOLE
COCA-COLA CO			COM	191216100	3648	81077	SH		SOLE		SOLE
COLGATE-PALMOLIVE		COM	194162103	836	14176	SH		SOLE		SOLE
CUMMINS ENGINE CO		COM	231021106	1688	43640	SH		SOLE		SOLE
DU PONT E I DE NEMOURS & CO	COM	263534109	557	11560	SH		SOLE		SOLE
E M C CORPORATON		COM	26864810	2112	72706	SH		SOLE		SOLE
ELI LILLY CO			COM	532457108	1086	14681	SH		SOLE		SOLE
ERICSSON L M TEL CO		ADR	294821400	106	19595	SH		SOLE		SOLE
EXXON MOBILE			COM	30231G102	259	2965	SH		SOLE		SOLE
GENERAL ELECTRIC CO		COM	36904103	9363	192063	SH		SOLE		SOLE
GILETTE CO			COM	375766102	2526	87150	SH		SOLE		SOLE
GLOBAL CROSSING LTD		COM	G3921A100	112	13070	SH		SOLE		SOLE
HEWLETT PACKARD		COM	428236103	2258	78971	SH		SOLE		SOLE
HOME DEPOT			COM	437076102	2545	54693	SH		SOLE		SOLE
INTEL CORP			COM	458140100	4203	143720	SH		SOLE		SOLE
INTL BUSINESS MACHINES		COM	459200101	706	6255	SH		SOLE		SOLE
INTRNATIONAL PURSUIT CORP	COM				10000	SH		SOLE		SOLE
JOHNSON & JOHNSON		COM	478160104	6527	130550	SH		SOLE		SOLE
LOWES COMPANIES INC		COM	548661107	2082	28705	SH		SOLE		SOLE
MCDONALDS CORP		COM	580135101	1761	65104	SH		SOLE		SOLE
MEDTRONIC			COM	585055106	3749	81487	SH		SOLE		SOLE
MERCK & CO, INC			COM	589331107	3606	56434	SH		SOLE		SOLE
MERRILL LYNCH			COM	590188108	1615	27261	SH		SOLE		SOLE
MICROSOFT CORP		COM	594918104	5019	68761	SH		SOLE		SOLE
MOTOROLA INC			COM	620076109	667	40315	SH		SOLE		SOLE
NEW CORP LTD PREFERRED	ADR	652487802	360	11132	SH		SOLE		SOLE
NOKIA				ADR	654902204	709	32173	SH		SOLE		SOLE
OCG TECHNOLOGY		COM				14940	SH		SOLE		SOLE
ORACLE CORP			COM	68389X105	3927	206720	SH		SOLE		SOLE
PAYCHEX INC			COM	704326107	1001	25037	SH		SOLE		SOLE
PEPSICO INC			COM	713448108	3931	88940	SH		SOLE		SOLE
PFIZER				COM	717081103	2543	63507	SH		SOLE		SOLE
PROCTER & GAMBLE CO		COM	742718109	3304	51792	SH		SOLE		SOLE
SCHERING PLOUGH CORP		COM	806605101	2088	57639	SH		SOLE		SOLE
SIEBEL SYSTEMS INC		COM	826170102	2093	44633	SH		SOLE		SOLE
STONE ENERGY CORP		COM	861642106	983	22200	SH		SOLE		SOLE
SUN MICROSYSTEMS INC		COM	866810104	997	63438	SH		SOLE		SOLE
TEXAS INSTRUMENTS		COM	882508104	767	24380	SH		SOLE		SOLE
TYCO INT'L			COM	902120104	1415	25980	SH		SOLE		SOLE
UNITED PARCEL SERVICE B	COM	911312106	1543	26705	SH		SOLE		SOLE
USINTERNETWORKING INC		COM	917311805	48	40000	SH		SOLE		SOLE
VIACOM INC NON VTG CL B		COM	925524308	743	14376	SH		SOLE		SOLE
WALMART			COM	931142103	1461	29943	SH		SOLE		SOLE
WALT DISNEY CO			COM	254687106	1947	67422	SH		SOLE		SOLE
WASHINGTON MUTUAL INC		COM	939322103	2622	69845	SH		SOLE		SOLE
WM WRIGLEY JR CO		COM	982526105	755	16127	SH		SOLE		SOLE
WORLDCOM GROUP		COM	98157D106	267	18861	SH		SOLE		SOLE

TOTAL							143730